CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2022	Jun. 14, 2022	Apr. 01, 2022	Dec. 31, 2021	Nov. 30, 2021	Apr. 15, 2021
CONSOLIDATED BALANCE SHEET
Preferred stock, par value	$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000			100,000,000	100,000,000
Preferred stock, shares issued	510,000			510,000
Preferred stock, shares outstanding	510,000			510,000
Common stock, par value	$ 0.01			$ 0.01		$ 0.01
Common stock, shares authorized	1,000,000,000			1,000,000,000	1,000,000,000	500
Common stock, shares issued	29,829,092	29,829,092	29,829,092	8,820,240
Common stock, shares outstanding	29,829,092	29,829,092	29,829,092	8,820,240